Long-Term Investments (Details) - Schedule of long-term investments - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	$ 3,085,247	$ 582,080
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	67,926	78,941
Shenzhen Jiazhong Creative Capital LLP ("Jiazhong") [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	1,532,591
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. ("Zhongfei") [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	459,774
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	306,518	286,689
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.("Cheyi") [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	243,332
Chengdu Zhongfuze Management LLP(“Zhongfuze”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	76,630	71,672
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	76,630	71,672
Zhejiang Qianshier Household Co., Ltd.("Qianshier") [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	76,630
Taizhoujia Menkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Taizhoujia”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	76,630
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	76,630
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	41,380	38,703
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	27,587	12,901
Beijing Yunshang E-commerce Co., Ltd. (“Yunshang E-commerce”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	$ 22,989	$ 21,502